EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
share capital

	December 31, 2017		December 31, 2016
	Authorized	Outstanding	Authorized	Outstanding

ordinary shares of NIS 1 par value	70,000,000	40,262,819	70,000,000	36,419,842